Series C Preferred Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Roll Forward of Series C Preferred Equity

Roll forward of Series C Preferred Equity:

	December 31, 2024	December 31, 2023

Beginning balance	$4,773	$5,725
Additions from new investments	1,200	–
Distributions	(245)	(1,539)
Additions from reinvestment	702	587

Ending balance	$6,430	$4,773

Schedule of Conversion Options for Investors in Series C Preferred Equity

The following table shows the earliest conversion options for investors in Series C Preferred Equity as of December 31, 2024:

Year Maturing	Total Amount Convertible

Currently convertible	$2,710
2025	575
2026	309
2027	1,315
2028	206
2029 and thereafter	1,315

Total	$6,430